Accrued Liabilities Table (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Accrued Liabilities [Line Items]
Interest on debt	$ 277	$ 271
Employee costs	214	149
Derivative Liability, Current	166	4
Contract liabilities	134	129
Asset retirement obligations (Note 10)	75	63
Operating lease liabilities (Note 14)	$ 23	$ 28
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other accrued liabilities	Other accrued liabilities
Other, including accrued loss contingencies	$ 312	$ 300
Other accrued liabilities	$ 1,201	$ 944